Sentinel Growth Leaders Fund (Prospectus Summary): | Sentinel Growth Leaders Fund
Sentinel Growth Leaders Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

 Sentinel Growth Leaders Fund – Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (“Sentinel”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Sentinel Growth Leaders Fund to 1.45% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled “Fund Summaries – Sentinel Growth Leaders Fund – Fees and Expenses of the Fund” are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses Sentinel Growth Leaders Fund		Class A		Class C		Class I
Management Fee		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees		0.25%	[1]	1.00%	[2]	none
Other Expenses		0.38%		1.12%		0.48%
Total Annual Fund Operating Expenses		1.53%		3.02%		1.38%
Fee Waiver and/or Expense Reimbursement	[3]	(0.08%)		none		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.45%		3.02%		1.38%
[1]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012.
[2]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[3]	The Fund’s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund.